Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions
Schedule of balances from transactions with affiliates included in the consolidated statements

At June 30, 2019 and December 31, 2018, the following balances with such affiliates were included in the consolidated statements of financial condition in the following line items (in thousands):

	Successor	Successor
	June 30, 2019	December 31, 2018
Cash and cash equivalents	$—	$283,790
Receivables from brokers and dealers and clearing organizations	—	3,332
Deposits with clearing organizations	—	500
Accounts receivable	—	40,730
Receivable from affiliates	2,849	3,243
Other assets	—	9
Payable to brokers and dealers and clearing organizations	—	2,404
Deferred revenue	4,772	9,151
Payable to affiliates	6,004	5,009

Schedule of affiliates were included in the consolidated statements of income

The following balances with such affiliates were included in the consolidated statements of income in the following line items (in thousands):

	Successor		Predecessor
	Three Months Ended	Six Months Ended	Three Months Ended	Six Months Ended
	June 30, 2019	June 30, 2019	June 30, 2018	June 30, 2018
Revenue:
Transaction fees (1)	$—	$59,643	$53,949	$106,867
Subscription fees (1)	—	5,670	5,961	11,181
Commissions (1)	—	16,186	11,505	23,136
Refinitiv market data fees (2)	13,385	27,001	12,081	24,318
Operating Income:(3)
Interest income	—	858	7	28

Expenses
Shared Services Fees (4) :
Technology and communications	740	1,480	740	1,480
General and administrative	191	371	180	360
Occupancy	155	310	155	310

(1)	For pre-IPO periods, represents fees and commissions from affiliates of the Bank Stockholders.
(2)

The Company maintains a market data license agreement with Refinitiv (TR in the predecessor period). Under the agreement, the Company delivers to Refinitiv certain market data feeds which Refinitiv redistributes to its customers. The Company earns license fees or royalties for these feeds.

(3)	For pre-IPO periods, represents interest income from money market funds invested with and savings accounts deposited with affiliates of the Bank Stockholders.
(4)

The Company maintains a shared services agreement with Refinitiv (TR in the predecessor period). Under the terms of the agreement, Refinitiv provides the Company with certain real estate, payroll, benefits administration, insurance, content, financial reporting and tax support.